Pioneer Investments
                                                        60 State St
                                                        Boston, MA 02109



October 1, 2014



VIA ELECTRONIC TRANSMISSION
---------------------------

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C.  20549

Re:   Pioneer Asset Allocation Trust (formerly, Pioneer Ibbotson
      Asset Allocation Trust) (the "Trust")
      Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A (File Nos. 333-114788 and 811-21569)

Ladies and Gentlemen:

On behalf of the Trust, a Delaware statutory trust, we are hereby filing Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A of the Trust, under the Securities Act of 1933, as amended (the "1933 Act") (the "Amendment"), relating to Pioneer Solutions - Conservative Fund (formerly Pioneer Ibbotson Conservative Allocation
Fund), Pioneer Solutions - Balanced Fund (formerly, Pioneer Ibbotson Moderate Allocation Fund) and and Pioneer Solutions - Growth Fund (formerly, Pioneer Ibbotson Growth Allocation Fund) (the "Funds"), each a series of the Trust.

The Amendment is being filed pursuant to Rule 485(a) under the 1933 Act.
The Amendment is being filed for the purpose of reflecting certain changes to the disclosure regarding the Funds' principal investment strategies as a result of Pioneer assuming direct responsibility for the day-to-day management of each Fund. Each Fund's name and asset allocation strategies will change in connection with Pioneer's assumption of day-to-day management responsibilities for each Fund. The filing also reflects the reorganization of Pioneer Ibbotson Aggressive Allocation Fund into Pioneer Solutions - Growth Fund (formerly, Pioneer Ibbotson Growth Allocation Fund). The reorganization is expected to be completed on or about November 14, 2014. The amendment is to be effective on December 1, 2014.

If you have any questions or comments on the Registration Statement, please contact Toby R. Serkin, Esq. (tel. (617) 951-8760) or Jeremy B. Kantrowitz, Esq. (tel. (617) 951-8458) of Bingham McCutchen LLP, counsel to the Trust.


Sincerely,


/s/ Thomas Reyes
------------------------
Thomas Reyes



cc:  Christopher J. Kelley, Esq.
     Toby R. Serkin, Esq.